12. EQUITY (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Number of Warrants	17,572,583	15,473,398
Weighted Average Remaining Life (years)	3 years 9 months 11 days	3 years 7 months 10 days
Weighted Average Exercise Price, outstanding	$ 0.453	$ 0.326
Shares Exercisable	17,572,583	15,473,398
Weighted Average Exercise Price, exercisable	$ 0.453	$ 0.326
Warrant One [Member]
Number of Warrants	13,507,286	13,870,286
Weighted Average Remaining Life (years)	3 years 6 months	4 years 14 days
Weighted Average Exercise Price, outstanding	$ 0.250	$ 0.25
Shares Exercisable	13,507,286	13,870,286
Weighted Average Exercise Price, exercisable	$ 0.250	$ 0.25
Warrant Two [Member]
Number of Warrants	714,286
Weighted Average Remaining Life (years)	2 years 3 months 29 days
Weighted Average Exercise Price, outstanding	$ 0.700
Shares Exercisable	714,286
Weighted Average Exercise Price, exercisable	$ 0.700
Warrant Three [Member]
Number of Warrants	882,159
Weighted Average Remaining Life (years)	2 years 7 months 13 days
Weighted Average Exercise Price, outstanding	$ 1.000
Shares Exercisable	882,159
Weighted Average Exercise Price, exercisable	$ 1.000
Warrant Four [Member]
Number of Warrants	2,442,185
Weighted Average Remaining Life (years)	4 years 11 months 5 days
Shares Exercisable	2,442,185
Warrant Five [Member]
Number of Warrants	20,000
Weighted Average Remaining Life (years)	4 years 11 months 1 day
Shares Exercisable	20,000
Warrant Six [Member]
Number of Warrants	6,667
Weighted Average Remaining Life (years)		3 years 7 months 10 days
Weighted Average Exercise Price, outstanding	$ 30.000
Shares Exercisable	6,667
Weighted Average Exercise Price, exercisable	$ 30.000
Warrant 2
Number of Warrants		714,286
Weighted Average Remaining Life (years)		2 years 9 months 29 days
Weighted Average Exercise Price, outstanding		$ 0.70
Shares Exercisable		714,286
Weighted Average Exercise Price, exercisable		$ 0.7
Warrant 3
Number of Warrants		882,159
Weighted Average Remaining Life (years)		3 years 1 month 13 days
Weighted Average Exercise Price, outstanding		$ 1.00
Shares Exercisable		882,159
Weighted Average Exercise Price, exercisable		$ 1.00
Warrant 4
Number of Warrants		6,667
Weighted Average Remaining Life (years)		3 months
Weighted Average Exercise Price, outstanding		$ 30.00
Shares Exercisable		6,667
Weighted Average Exercise Price, exercisable		$ 30.00
Minimum [Member] | Warrant Four [Member]
Weighted Average Exercise Price, outstanding	1.200
Weighted Average Exercise Price, exercisable	1.200
Minimum [Member] | Warrant Five [Member]
Weighted Average Exercise Price, outstanding	2.340
Weighted Average Exercise Price, exercisable	2.340
Maximum [Member] | Warrant Four [Member]
Weighted Average Exercise Price, outstanding	1.500
Weighted Average Exercise Price, exercisable	1.500
Maximum [Member] | Warrant Five [Member]
Weighted Average Exercise Price, outstanding	4.080
Weighted Average Exercise Price, exercisable	$ 4.080